Intangible Assets and Liabilities - Projected Amortization of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 7,130
2022	7,122
2023	6,808
2024	6,719
2025	6,572
Thereafter	31,547
Net Carrying Amount	65,898
Above-market lease assets
2021	(774)
2022	(774)
2023	(774)
2024	(769)
2025	(768)
Thereafter	(5,267)
Total	(9,126)
Below-market lease liabilities
2021	1,472
2022	1,472
2023	1,464
2024	1,450
2025	1,439
Thereafter	9,633
Net Carrying Amount	16,930	$ 4,672
Net adjustment to rental revenue
2021	698
2022	698
2023	690
2024	681
2025	671
Thereafter	4,366
Total	7,804
In-place leases
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	6,839
2022	6,839
2023	6,808
2024	6,719
2025	6,572
Thereafter	31,547
Net Carrying Amount	65,324
Assembled workforce
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	291
2022	283
2023	0
2024	0
2025	0
Thereafter	0
Net Carrying Amount	$ 574